CONDENSED CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Mar. 31, 2021 CNY (¥)	Mar. 31, 2021 USD ($)	Sep. 30, 2020 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 26,363	$ 4,024	¥ 22,879
Restricted cash	107	16	8,887
Accounts receivable, net	1,844	281	1,943
Amounts due from related parties			168
Prepaid rent and deposit	11,624	1,774	51,281
Advances to suppliers	20,025	3,056	16,043
Other current assets	74,677	11,398	101,803
Total current assets	134,640	20,549	203,004
Non-current assets:
Property and equipment, net	298,792	45,605	358,022
Intangible assets, net	157,171	23,989	222,123
Land use rights	10,305	1,573	10,448
Other assets	89,086	13,597	57,133
Total non-current assets	555,354	84,764	647,726
Total assets	689,994	105,313	850,730
Current liabilities:
Accounts payable	348,217	53,148	294,469
Amounts due to related parties	12	2	6,594
Deferred revenue	98,527	15,038	152,619
Short-term debt	785,417	119,878	762,136
Rental installment loans	31,396	4,792	54,505
Deposits from tenants	69,682	10,636	82,191
Payable for asset acquisition	165,808	25,307	165,808
Accrued expenses and other current liabilities	523,707	79,933	443,418
Total current liabilities	2,022,766	308,734	1,961,740
Non-current liabilities:
Long-term debt	448,496	68,454	464,920
Convertible note, net	285,736	43,612	206,466
Long-term deferred rent	164,308	25,078	212,054
Total non-current liabilities	898,540	137,144	883,440
Total liabilities	2,921,306	445,878	2,845,180
Commitments and contingencies (Note 14)
Shareholders' deficit:
Ordinary shares (US$0.00001 par value per share; 5,000,000,0000 shares authorized; 1,436,010,850 and 1,461,010,850 shares issued and outstanding as of September 30, 2020 and March 31, 2021, respectively)	94	14	92
Treasury shares, at cost			(298,110)
Additional paid-in capital	1,844,610	281,543	2,085,099
Accumulated deficit	(4,117,490)	(628,452)	(3,809,516)
Accumulated other comprehensive income	31,857	4,862	18,357
Total Q&K International Group Limited shareholders' deficit	(2,240,929)	(342,033)	(2,004,078)
Noncontrolling interest	9,617	1,468	9,628
Total shareholders' deficit	(2,231,312)	(340,565)	(1,994,450)
Total liabilities and shareholders' deficit	¥ 689,994	$ 105,313	¥ 850,730